INTANGIBLE ASSETS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 15,900,000		$ 15,900,000
Amortization Of Intangible Assets Accumulated Amortization			8,600,000
Intangible Assets, Gross (Excluding Goodwill), Total	26,200,000		24,500,000	14,537,000
Indefinite-lived Intangible Assets, Beginning Balance	10,300,000
Amortization of Intangible Assets	693,000		1,401,000	1,085,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,280,000		12,272,000	12,051,000	11,702,000
Amortization of Intangible Assets	310,000	300,000	619,000	606,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Filed Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,000,000		12,000,000
Provisional Patents And Pending Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	300,000		600,000	600,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	13,924,000		12,226,000	7,975,000	3,476,000
Amortization of Intangible Assets	383,000	400,000	782,000	479,000
Software Development [Member] | BBSN 250 Base Station And TX70 Handset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	3,900,000		3,900,000
Software Development [Member] | xAP xMod and xMSC [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	$ 10,000,000		$ 8,300,000